Severance And Retirement Plans (Schedule Of Recognized Accumulated Other Comprehensive Income (Loss)) (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Actuarial net loss	$ (633,000)	¥ (52,000,000)	¥ (335,000,000)
Accumulated other comprehensive income (loss)	(633,000)	(52,000,000)	(335,000,000)
Projected benefit obligation			3,246,000,000
Accumulated benefit obligation			3,048,000,000
Fair value of plan assets			¥ 1,403,000,000